Goodwill	6 Months Ended
Jun. 30, 2021
Goodwill
20 Goodwill
2Q21	Swiss Universal Bank	International Wealth Management	Asia Pacific	Asset Management	Investment Bank	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	595	291	1,063	1,140	5,434	8,535
Foreign currency translation impact	(5)	(2)	(11)	(18)	(20)	(56)
Balance at end of period	590	289	1,052	1,122	5,414	8,479
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Balance at end of period	0	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	590	289	1,052	1,122	1,535	4,588
6M21
Gross amount of goodwill (CHF million)
Balance at beginning of period	575	284	1,021	1,068	5,357	8,317
Foreign currency translation impact	15	5	31	54	57	162
Balance at end of period	590	289	1,052	1,122	5,414	8,479
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Balance at end of period	0	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	590	289	1,052	1,122	1,535	4,588
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event requiring a review of goodwill. The Board of Directors of the Group is currently conducting a review of the Group’s overall business strategy and risk appetite in addition to business reviews and potential personnel and organizational changes contemplated in response to both the Archegos and the supply chain finance fund matters previously disclosed. The Group has determined that these strategy and business reviews, and the associated and anticipated changes to the financial plans arising from these reviews, were goodwill triggering events for 2Q21 impacting all reporting units of the Group.
As previously disclosed, effective April 1, 2021, the Asset Management business was separated from the International Wealth Management division and managed as a new separate division of the Group. For goodwill testing purposes the new Asset Management division is considered a reporting unit of the Group.
Based on its goodwill impairment analysis performed, the Group concluded that the estimated fair value for all of the reporting units with goodwill exceeded their related carrying values and no impairments were necessary as of June 30, 2021. The fair value of the Investment Bank reporting unit exceeded its related carrying value by only 4%. The goodwill allocated to this reporting unit became more sensitive to an impairment due to the uncertainties arising from the Archegos matter and the strategy and business reviews. The Board of Directors has constrained, in conjunction with FINMA, the amount of risk-weighted assets and leverage exposure for both the Investment Bank and the Group until such time as the strategy and business review is complete. There is a significant risk of a future goodwill impairment for the Investment Bank if these reviews have an adverse impact on the financial plans for this reporting unit.
The carrying value of each reporting unit for the purpose of the goodwill impairment test is determined by considering the reporting units’ risk-weighted assets usage, leverage ratio exposure, deferred tax assets, goodwill, intangible assets and other CET1 capital relevant adjustments. Any residual equity, after considering the total of these elements, is allocated to the reporting units on a pro-rata basis.
In estimating the fair value of its reporting units, the Group applied a combination of the market approach and the income approach. Under the market approach, consideration was given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows, which were determined from the Group’s financial plan.
In determining the estimated fair value, the Group relied upon its latest five-year financial plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.
The Group engaged the services of an independent valuation specialist to assist in the valuation of the Investment Bank and Asset Management reporting units as of June 30, 2021. The valuations were performed using a combination of the market approach and income approach.
The results of the impairment evaluation of each reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes or the future outlook adversely differ from management’s best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future.

Bank
Goodwill
19 Goodwill
6M21	Swiss Universal Bank	International Wealth Management	Asia Pacific	Asset Management	Investment Bank	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	557	276	1,005	1,062	4,734	7,646
Foreign currency translation impact	15	6	34	54	37	146
Balance at end of period	572	282	1,039	1,116	4,771	7,792
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Balance at end of period	0	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	572	282	1,039	1,116	892	3,901
1
Gross amount of goodwill and accumulated impairment include goodwill of CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

> Refer to “Note 20– Goodwill” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q21 for further information.